Changes in Statements of Stockholders' Equity (Deficiency) - USD ($)	Total	Common Stock	APIC	Accumulated Deficit	Convertible Series B Preferred
Beginning Balance at Dec. 31, 2013	$ (29,600)	$ 12,915	$ 2,594,128	$ (2,636,643)
Beginning Balance, Shares at Dec. 31, 2013		12,915,343
Stock based compensation	305,018		305,018
Deferred offering costs	(86,129)		(86,129)
Conversion of convertible notes into Series B Preferred Stock	210,000		209,790		$ 210
Conversion of convertible notes into Series B Preferred Stock, Shares					210,000
Issuance of Series B Preferred Stock	2,489,999		$ 2,484,809		$ 5,190
Issuance of Series B Preferred Stock, Shares					5,190,000
Net loss	(1,819,684)			$ (1,819,684)
Ending Balance at Dec. 31, 2014	1,069,604	$ 12,915	$ 5,507,616	$ (4,456,327)	$ 5,400
Ending Balance, Shares at Dec. 31, 2014		12,915,343			5,400,000
Stock based compensation	$ 396,850		$ 396,850
Conversion of Series B Preferred Stock to common stock		$ 5,400			$ (5,400)
Conversion of Series B Preferred Stock to common stock, Shares		5,400,000			(5,400,000)
Proceeds from the initial public offering, net	$ 10,253,484	$ 11,250	$ 10,242,234
Proceeds from the initial public offering, net, Shares		11,250,000
Proceeds from the concurrent offering	2,700,000	$ 2,700	2,697,300
Proceeds from the concurrent offering, Shares		2,700,000
Exercise of compensation options	55,548	$ 56	55,492
Exercise of compensation options, Shares		55,548
Deferred offering costs - initial public offering	(785,197)		$ (785,197)
Net loss	(3,878,210)			$ (3,878,210)
Ending Balance at Dec. 31, 2015	$ 9,812,079	$ 32,321	$ 18,114,295	$ (8,334,537)
Ending Balance, Shares at Dec. 31, 2015		32,320,891